RELATED PARTY TRANSACTIONS	3 Months Ended
Jul. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

During the three months ended July 31, 2021 and 2020 a Company shareholder had advanced $0 and $0 respectively of personal funds. As of July 31, 2021 and April 30, 2021 the Company owed the shareholder $225,077 and $141,569 respectively.